Debt - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt [Abstract]
Debt
(10)	Debt

Total debt outstanding consists of the following (in thousands):

	December 31, 2011	June 30, 2012
Working Capital Note	$5,000	$4,052
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(104)
	4,987	3,948
Less current portion	(2,205)	(2,404)
	$2,782	$1,544

The Company recorded interest expense of $0.2 million and $0.2 million for the three months ended June 30, 2011 and 2012, respectively. The Company recorded interest expense of $0.5 million and $0.3 million for the six months ended June 30, 2011 and 2012, respectively.

(11)	Debt

Total debt outstanding consists of the following (in thousands):

	December 31,
	2010	2011
Working Capital Note	$7,257	$5,000
Equipment and Supplemental Working Capital Notes	1,015	126
Machinery and Equipment Loan	477	-
Unamortized debt discount	(148)	(139)
	8,601	4,987
Less current portion	(4,016)	(2,205)
	$4,585	$2,782

Principal payments due as of December 31, 2011 are as follows (in thousands):

2012	$2,274
2013	2,620
2014	232
5,126
Less unamortized debt discount	(139)
$4,987

Working Capital Note

The Company has an outstanding working capital loan (the Working Capital Note) that was utilized to fund working capital needs of the Company.  In March 2011, the Company refinanced the outstanding debt owed to its lender of the Working Capital Note.  Pursuant to the terms of the refinancing, the Company simultaneously borrowed $5 million and repaid the then outstanding principal amount of $4.5 million. The Company modified the classification of long-term debt on its balance sheet as of December 31, 2010 to reflect the revised payment terms included in the new loan agreement.

Borrowings under the Working Capital Note are secured by all assets of the Company, except for Intellectual Property and permitted liens that have priority, including liens on equipment subsequently acquired to secure the purchase price or lease obligation, as defined in the loan agreement.  The Company is obligated to make interest-only payments through January 2012, followed by 24 monthly payments of principal and interest at an interest rate of 11.75% per annum.  In connection with the refinancing, the Company granted a warrant to the lender to purchase 7,068 shares of common stock.  The fair value of the warrant issued in connection with the refinancing was $0.1 million, using the Black-Scholes model.  See Note 13 for further discussion on warrants.

In addition, the lender also holds warrants exercisable into 100,874 shares of common stock as of December 31, 2011.  The estimated fair value of all of the warrants issued to the lender has been recorded against the carrying value of the Working Capital Note as an original issue discount (OID), which is being amortized to interest expense over the term of the Working Capital Note.  During the years ended December 31, 2009, 2010 and 2011, the Company recognized a noncash charge to interest expense of $0.4 million, $0.3 million, and $0.1 million, respectively, for the amortization of OID.

The Company recorded interest expense of $2.4 million, $1.5 million, and $0.6 million related to the Working Capital Note for the years ended December 31, 2009, 2010 and 2011, respectively.

Equipment and Supplemental Working Capital Note

In 2005, the Company executed a loan facility with another lender to fund equipment (the Equipment Note) and other asset purchases (the Supplemental Working Capital Note) from July 2005 through December 2010. Borrowings under the Equipment and Supplemental Working Capital Note are secured by equipment, as defined in the loan agreements.  As of December 31, 2011, the Equipment Note and the Supplemental Working Capital Note bear interest at an average rate of 11.49% and 13.52%, respectively.  The Company will make its final monthly principal and interest payment in April 2012 for each of the Equipment Note and the Supplemental Working Capital Note.  The Company recorded interest expense of $0.6 million, $0.3 million, and $0.1 million related to the Equipment and Supplemental Working Capital Notes for the years ended December 31, 2009, 2010 and 2011, respectively.

The lender holds warrants exercisable into 9,578 shares of common stock as of December 31, 2011.  The estimated fair value of the warrants issued to this lender has been recorded against the carrying value as OID, which is being amortized as interest expense over the term of the Equipment and Supplemental Working Capital Notes.  During the years ended December 31, 2009, 2010 and 2011, the Company recognized a noncash charge to interest expense of $44,000, $31,000, and $9,000, respectively, for the amortization of OID.

Machinery and Equipment Loan

In December 2007, the Company executed an agreement with the Commonwealth of Pennsylvania to fund machinery and equipment and other asset purchases (MELF Loan) through December 31, 2010.  Borrowings under the MELF Loan are secured by equipment, as defined in the loan agreement.  Under the terms of the MELF Loan, the Company has a four year period of payments of principal and accrued interest at an annual interest rate of 5% until September 2011 and 5.25% from September 2011 through maturity of the loan. The Company made its final monthly principal and interest payment in December 2011.  The Company recorded interest expense of $54,000, $36,000 and $13,000 related to the MELF Loan for the years ended December 31, 2009, 2010 and 2011, respectively.

In connection with the Working Capital Note, Equipment Note, Supplemental Working Capital Note, and the MELF Loan, the Company incurred financing costs of $0.3 million, recorded as other assets on the accompanying balance sheets, which are being amortized on a straight-line basis until maturity of the related notes. The Company recorded amortization of deferred financing costs of  $44,000, $44,000, and $47,000 during the years ended December 31, 2009, 2010 and 2011, respectively, which was included in interest expense on the accompanying statements of operations.

Borrowings under the Working Capital Note are secured by all assets of the Company, except for Intellectual Property and permitted liens that have priority, including liens on equipment subsequently acquired to secure the purchase price or lease obligation, as defined in the loan agreement.  Borrowings under the Equipment Note, Supplemental Working Capital Note and the MELF Loan are secured by equipment, as defined in the loan agreements.